Summary of Significant Accounting Policies - Schedule of Contract Assets and Deferred Revenues (Details) - DiamiR Biosciences Corp. [Member] - USD ($) $ in Millions	12 Months Ended
	May 31, 2025	May 31, 2024
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract liabilities Deferred revenue at beginning
Contract assets Net change due to billings
Contract liabilities Deferred revenue Net change due to billings
Contract assets Revenue recognized
Contract liabilities Deferred revenue Revenue recognized
Contract assets at ending
Contract liabilities Deferred revenue at ending
Deferred Revenue [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract liabilities Deferred revenue at beginning
Contract liabilities Deferred revenue Net change due to billings	43,982
Contract liabilities Deferred revenue Revenue recognized
Contract liabilities Deferred revenue at ending	43,982
Unbilled Revenues [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract assets Net change due to billings
Contract assets Revenue recognized
Contract assets at ending